Significant Accounting Policies - Income Taxes (Details) - Iris Parent Holding Corp - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized tax benefits	$ 0	$ 0	$ 0
Unrecognized tax benefits, interest and penalties accrued	$ 0	$ 0	$ 0